Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash	$ 82,532	$ 6,160,429
INVESTMENTS:
Investments at fair value (Note 3)	1,135,572,137	963,556,785
Investment at contract value (Note 4)	161,097,320	155,031,454
Total Investments	1,296,669,457	1,118,588,239
RECEIVABLES:
Employer contributions	1,940,322	1,264,317
Employee contributions	1,588,985	634,849
Notes receivable from participants	24,038,727	21,442,669
Total Receivables	27,568,034	23,341,835
NET ASSETS AVAILABLE FOR BENEFITS	$ 1,324,320,023	$ 1,148,090,503